Income Tax - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ (4,396)	$ (6,824)	$ (2,361)
Deferred	904	(653)	(852)
Tax expense related to the current year	$ (3,492)	$ (7,477)	$ (3,213)